Bank Loans and Restricted Time Deposits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
BANK LOANS AND RESTRICTED TIME DEPOSITS [Abstract]
Total amount of offshore bridge loans	$ 410.3
Loans carried a floating rate of interest based on LIBOR	307.0
Loans carried a fixed rate of interest	103.3
Interest income from restricted time deposits securing loans	13.0	4.1
Interest expense on bank loans	$ 8.8	$ 2.1